Pension Benefits	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
Pension Benefits
23.	PENSION BENEFITS
Defined contribution plan
The Company maintains a defined contribution pension plan established by Old Steelco Inc.’s predecessor in 2004 for non-unionized
employees in Canada joining the Company after January 1, 2003. As part of Old Steelco Inc.’s contract negotiations with its locals which concluded on July 31, 2010, the locals and Old Steelco Inc. agreed to include in this plan all unionized employees hired subsequent to August 1, 2010 and to offer to all the current employees the option to move to the Defined Contribution Pension Plan. Under the plan, the Company is obligated to provide a base contribution of 6% of salary and also match employee contributions to a maximum of 3%, depending on years of service for non-unionized
employees. Additionally, the Company is obligated to provide a contribution for unionized employees per qualified hour worked of $3.55 to August 1, 2025 and increasing to $3.85 thereafter.
The pension expense under this plan is equal to the Company’s contribution. The pension expense for the year ended December 31, 2025 was $14.2 million. The pension expense for the nine month period ended December 31, 2024 was $10.9 million.
Defined benefit plans
The Company maintains
non-contributory
defined benefit pension plans that are closed to new entrants and cover all employees in Canada not covered under the Defined Contribution Pension Plan. The benefits are based on years of service and average earnings for a defined period prior to retirement.
The Company also maintains a closed plan for pensioners who retired prior to January 1, 2002, that provides the pensioners with a pension benefit in excess of the limits provided by the Ontario Pension Benefit Guarantee Fund (the “Closed Retiree Plan”).
These defined benefit pension plans are registered under the Pension Benefits Act (Ontario), and are legally separated from the Company. The Pension Benefits Act (Ontario) is a regulatory framework that has jurisdiction over the administration and funding of defined benefit pension plans. Within this framework, the Company has fiduciary responsibility over the administration of the defined benefit pension plans, including the development and oversight of the investment policy for pension funds and the selection and oversight of pension fund investment managers.
The defined benefit pension plans expose the Company to various risks such as: investment risk, interest rate risk, foreign currency risk, price risk, credit risk and liquidity risk.
The most recent actuarial valuations of plan assets and the present value of the defined benefit obligation were carried out at April 1, 2025 for salaried, hourly and wrap plans.
The principal assumptions used for the purposes of the actuarial valuations were as follows:

	Year ended December 31, 2025	Nine months ended December 31, 2024

Assumptions for determination of defined benefit cost:

Defined obligation and past service cost	4.64%	4.85%

Net interest cost	4.31%	4.78%

Current service cost	4.75%	4.85%

Interest cost on current service cost	4.61%	4.84%

Discount rate for determination of defined benefit obligation	4.84%	4.64%

Assumptions for determination of defined benefit cost and defined benefit obligation:
	3.00% per	3.00% per
Ultimate rate of compensation	annum until	annum until
increase	2027	2027
	2.00%	2.00%
	thereafter	thereafter

	105%	105%
	CPM2014	CPM2014
Mortality	Private	Private
	Projection	Projection
	CPM-B	CPM-B

The components of amounts recognized in the consolidated statements of net loss in respect of the defined benefit plans are presented below:

	Year ended December 31, 2025	Nine months ended December 31, 2024

Amounts recognized in net loss were as follows:

Current service cost	$15.6	$11.7

Past service cost	5.6	-

Net interest cost	7.0	8.1

	$28.2	$19.8

Defined benefit costs recognized in:

Cost of sales	$19.1	$10.5

Administrative and selling expenses	2.1	1.2

Interest on pension liability	7.0	8.1

	$28.2	$19.8

Past service cost recognition
On December 1, 2025 the Company issued 1,005 layoff notices to unionized employees which caused a curtailment and resulted in a past service cost adjustment related to the defined pension benefit plan of $5.6 million, of which $5.0 million was recorded in cost of steel revenue and $0.6 million was recorded in administrative and selling expense for the year ended December 31, 2025 (nil for the nine month period ended December 31, 2024).
The amounts recognized in the consolidated statements of other comprehensive (loss) income in respect of the defined benefit plans are presented below:

	Year ended December 31, 2025	Nine months ended December 31, 2024

Amounts recognized in other comprehensive loss, were as follows:

Actuarial gain on accrued pension liability	$(25.5)	$(59.5)

The amounts included in the consolidated statements of financial position in respect of the Company’s net obligation in respect of its defined benefit plans are as follows:

As at,	December 31, 2025	December 31, 2024

Present value of defined benefit obligation	$1,280.6	$1,304.7
Fair value of plan assets	1,127.6	1,126.4

Net accrued pension liability	$153.0	$178.3

Continuities of the defined benefit plan assets and obligations are as follows:

	Year ended December 31, 2025	Nine months ended December 31, 2024

Movements in the present value of the plan assets were as follows:

Fair value of plan assets at beginning of the period and year, respectively	$1,126.4	$1,064.9
Actual return (net of investment management expenses)	61.4	105.8
Administration expenses	(2.0)	(1.3)
Employer contributions	28.0	20.0
Benefits paid	(86.2)	(63.0)
Fair value of plan assets at December 31, 2025 and

December 31, 2024, respectively	$1,127.6	$1,126.4

Movements in the present value of the defined benefit obligation were as follows:

Defined benefit obligation at the beginning of the period and year, respectively	$1,304.7	$1,302.9
Current service cost	13.5	10.5
Interest cost	54.1	45.1
Past service cost	5.6	-
Actuarial (gains) losses arising from financial assumptions	(21.1)	28.8
Effect of experience adjustments	10.0	(19.6)
Benefits paid	(86.2)	(63.0)
Defined benefit obligation at December 31, 2025 and

December 31, 2024, respectively	$1,280.6	$1,304.7

Reconciliation of the amounts recognized in accumulated other comprehensive (loss) income in the consolidated statements of changes in shareholders’ equity were as follows:

	Actuarial (gain) loss immediately recognized	Tax effect	Actuarial (gain) immediately recognized, net of tax

Balance at March 31, 2024	$(83.5)	$(0.3)	$(83.8)

Actuarial gain immediately recognized	(59.5)	-	(59.5)

Balance at December 31, 2024	$(143.0)	$(0.3)	$(143.3)

Actuarial gain immediately recognized	(25.5)	-	(25.5)

Balance at December 31, 2025	$(168.5)	$(0.3)	$(168.8)

The major categories of plan assets were as follows:

As at	December 31, 2025	December 31, 2024

Cash and cash equivalents	1%	2%
Equity instruments	51%	50%
Debt instruments	45%	46%
Other	3%	2%

	100%	100%

Cash flow information
The Company is required to make contributions equal to current service cost. Contributions for the year ended December 31, 2025 under these regulations were $28.0 million. Contributions for the nine month period ended December 31, 2024 under these regulations were $20.0 million.
The Company’s expected future contributions in respect of its defined benefit pension plans for the fiscal year ending December 31, 2026 is $21.0 million.
Sensitivity of results to actuarial assumptions
The sensitivity of the defined benefit obligation to the key actuarial assumptions is as follows:

	Year ended December 31, 2025	Nine months ended December 31, 2024

Effect of change in discount rate assumption

One percentage point increase	$(116.6)	$(124.0)

One percentage point decrease	$138.9	$148.7

Effect of change in salary scale

One percentage point increase	$12.2	$19.1

One percentage point decrease	$(11.2)	$(14.1)

Effect of change in mortality assumption

Set forward one year	$34.1	$35.9

Set back one year	$(34.9)	$(33.2)

The discount rate sensitivities presented above are estimates based on plan durations. The defined benefit obligation and the current service cost have an implied duration of 10 and 17 years, respectively at current discount rates.
If the returns on plan assets had been 10% lower than the actual returns of plan assets experienced in the year ended December 31, 2025, the actuarial gain immediately recognized in other comprehensive loss would have decreased by approximately $110.0 million.
If the returns on plan assets had been 10% lower than the actual returns of plan assets experienced in the nine month period ended December 31, 2024, the actuarial gain immediately recognized in other comprehensive loss would have decreased by approximately $105.0 million.